Non-controlling interests	12 Months Ended
Dec. 31, 2020
Non Controlling Interests [Abstract]
Non-controlling interests
32.	Non-controlling interests

The effect of changes in the ownership interest of the Group on the equity attributable to owners of the Company during the year and prior year is summarized as follows (in thousands):

		Farfetch
		International
	CuriosityChina	Limited (IOM)	New Guards	Total
Balance at January 1, 2019	$-	$-	$-	$-
Acquisition of non-controlling interests	209	-	158,408	158,617
Total comprehensive income attributable to non-controlling interests	200	1,225	10,184	11,609
Balance at December 31, 2019	409	1,225	168,592	170,226
Total comprehensive income/(loss) attributable to non-controlling interests	110	(3,412)	21,182	17,880
Acquisition of non-controlling interest	-	-	965	965
Dividends paid to non-controlling interests	-	-	(20,515)	(20,515)
Balance at December 31, 2020	$519	$(2,187)	$170,224	$168,556
% of non-controlling interests	19%	20%	23%

The acquisitions of CuriosityChina and New Guards Group are fully described in the Business Combinations section (Note 5).

On May 8, 2020, in line with the terms of the sale and purchase agreement, the Group increased it's shareholding in CuriosityChina from 78% to 81%.

With regards to New Guards’ non-controlling interest, it is important to note that the group comprises numerous legal entities with various non-controlling interests throughout the group structure, representing the co-founders of the individual fashion brands. During the year ended December 31, 2020, New Guards Group had paid dividends of $20.5 million to holders of minority interest.